Trade and other receivables - Additional information (Details 2) - MMBbls	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Expected credit loss rate (as a percent)	12.40%	12.40%
Maximum
Trade and other receivables
Receivables, payment terms	180 days
Defaulted receivables
Trade and other receivables
Expected credit loss rate (as a percent)	42.40%	55.00%
Nigeria | Defaulted receivables | Assets held for sale | NAOC Ltd
Trade and other receivables
Percentage of net receivables accrued for unpaid cash calls (as a percent)	85.00%
PDVSA | Venezuela
Trade and other receivables
Number of shareholders who purchased the receivables	2
Crude oil volume capacity (in volumes)	5.6